TAXES - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. federal
Current	$ 186	$ (321)	$ 1,134
Deferred	(746)	553	105
Total	(560)	232	1,239
U.S. state and local
Current	244	128	541
Deferred	(44)	116	(105)
Total	200	244	436
Non-U.S.
Current	988	2,101	2,825
Deferred	(179)	4	(266)
Total	809	2,105	2,559
Total continuing operations provision for income taxes	449	2,581	4,234
Discontinued operations provision for income taxes	(2)	(117)	(1,617)
Provision for social security, real estate, personal property and other taxes	3,417	3,497	4,068
Total taxes included in net income	$ 3,864	$ 5,961	$ 6,685